GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The Company's balance sheet reflects goodwill, which was recorded as a result of its acquisitions of Coherent Medical Company ("CMG") and HGM Medical Systems ("HGM") in 2001.

Changes in goodwill for the years ended December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010

Goodwill at beginning of year	$50,217	$50,217
Changes during the year	-	-

Goodwill at end of year	$50,217	$50,217